Property and Equipment, Net	12 Months Ended
Dec. 31, 2021
Wag Labs, Inc.
Property and Equipment, Net

7.Property and Equipment, Net

Property and equipment, net, consists of the following (in thousands):

	As of December 31,
	2021	2020
Equipment	$136	$130
Leasehold improvements	—	75
Capitalized software	460	460
Total property and equipment	596	665
Less: accumulated depreciation and amortization	506	385
Property and equipment, net	$90	$280

Depreciation and amortization expenses were $388 thousand and $213 thousand in 2021 and 2020, respectively.